Fair Value Hierarchy - Summary of Changes in Fair Value (Details) - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrant
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value			$ 76,423,000			$ 29,820,000	$ 29,820,000	$ 76,423,000	$ 29,820,000	$ 0
Issuance of warrants									57,133,000	29,234,000
Change in fair value								4,598,000	(15,770,000)	586,000
Modification of warrants								0	5,379,000
Gain on termination of warrants								0	(139,000)
Issuance of warrants									(139,000)
Issuance/cancellation of warrants								13,747,000	57,133,000
Fair value	$ 94,768,000							94,768,000	76,423,000	29,820,000
ADIT EDTECH ACQUISITION CORP [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value			459,236			5,044,441	5,044,441	459,236	5,044,441
Fair value									459,236	5,044,441
ADIT EDTECH ACQUISITION CORP [Member] | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value	632,490	$ 610,680	459,236	$ 373,701	$ 3,297,022	5,044,441	5,044,441	459,236	5,044,441
Change in fair value	(109,050)	21,810	151,444	(37,956)	(2,923,321)	(1,747,419)			(4,585,205)
Fair value	$ 523,440	$ 632,490	$ 610,680	$ 335,745	$ 373,701	$ 3,297,022	$ 373,701	$ 523,440	$ 459,236	$ 5,044,441